Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to the Prospectus

dated April 28, 2017

with respect to

Thrivent Growth and Income Plus Portfolio

The Board of Directors of Thrivent Series Fund, Inc. has approved the merger of Thrivent Growth and Income Plus Portfolio (the “Target Portfolio”) into Thrivent Moderately Aggressive Allocation Portfolio. The merger is subject to approval by contractholders of the Target Portfolio at a special meeting of contractholders to be held on or about June 21, 2018. The merger, if approved by contractholders, will occur on or about June 28, 2018. The Target Portfolio and its corresponding subaccount will be closed as new investment selections at the end of the day on April 27, 2018. If you already invest in a subaccount corresponding to the Target Portfolio, you can continue to invest in the subaccount until the merger has been completed.

Thrivent Growth and Income Plus Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to the Prospectus

dated April 28, 2017

with respect to

Thrivent Growth and Income Plus Portfolio

The Board of Directors of Thrivent Series Fund, Inc. has approved the merger of Thrivent Growth and Income Plus Portfolio (the “Target Portfolio”) into Thrivent Moderately Aggressive Allocation Portfolio. The merger is subject to approval by contractholders of the Target Portfolio at a special meeting of contractholders to be held on or about June 21, 2018. The merger, if approved by contractholders, will occur on or about June 28, 2018. The Target Portfolio and its corresponding subaccount will be closed as new investment selections at the end of the day on April 27, 2018. If you already invest in a subaccount corresponding to the Target Portfolio, you can continue to invest in the subaccount until the merger has been completed.